NOTES PAYABLE AND SHORT-TERM BORROWINGS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Notes Payable and short-term borrowings	$ 8,428	$ 50,445
Interest rates (in hundredths)	10.00%
Unused lines of credits under credit facility	113,300
Portfolio of loans pledged as assets to secure credit facilities	229,600
Gain from extinguishment of debt	0	16,861	1,255
Balance of promissory note issued to replace aircraft lease	3,500	4,100
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	5,781
2014	874
2015	927
2016	846
Total debt obligations	8,428	50,445
FHLB Borrowings [Member]
Debt Instrument [Line Items]
Notes Payable and short-term borrowings	4,937	37,955
Interest rates (in hundredths)	1.40%
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable and short-term borrowings	3,491	12,490
Percentage on promissory notes in private offering (in hundredths)	9.00%
Maturity	Dec. 31, 2013
Promissory note extinguished in exchange of shares of common stocks	4,600
Number of shares of common stock exchanged (in shares)	1,374,000
Gain from extinguishment of debt	1,300
Balance of promissory notes	$ 6,800	$ 8,400